[INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                               BOSTON, MA 02116]



                                          May 5, 2003



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:     PayPal Funds
                File Nos. 333-80205 and 811-09381

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 29, 2003, is the most recent amendment to the Registrant's Registration Statement.

Please do not hesitate to contact the undersigned at (617) 937-7803 if you have any questions regarding this filing.


                                          Very truly yours,
                                          /s/ Chrystie Boucree Ritter
                                          ---------------------------
                                          Chrystie Boucree Ritter